Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forward - Federal		$ 559,817	$ 49,822
Net operating loss carry forward - State		173,743	21,333
Deferred rent		2,742
Stock option expense		20,380
Depreciation		4,549
Intangible asset
Start-up expenditures		468,872	95,632
Total non-current deferred tax assets		1,230,103	166,787
Valuation allowance for deferred tax assets		(496,542)	(166,787)
Total deferred tax assets		733,561
Intangible asset, net of tax effect of intangible asset amortization		(2,867,907)
Total non-current deferred tax liabilities		(2,867,907)
Total deferred tax asset (liability)	$ (1,692,194)	$ (2,134,346)